Financial and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Debt Recorded on Statement of Financial Position
The table below presents the details of the debts recorded on the statement of financial position by the type of conditional advance:

	3rd OSEO	4th OSEO	BPI
	contract	contract	advance	Total
Balance sheet debt at start of period 01/01/2017	192	1,684	2,751	4,627
Receipts	—	—	—	—
Repayments	(128)	—	(450)	(578)
Other transactions	1	16	84	101

Balance sheet debt as at 12/31/2017	64	1,700	2,386	4,150

Of which - Non-current portion				1,825
Of which - Current portion				2,325
Stated interest rate	No	2,05%	No
Discount rate	0.4%- 1.9%	1.5%- 1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

	3rd OSEO	4th OSEO	BPI
	contract	contract	advance	Total
Balance sheet debt at start of period 01/01/2018	64	1,700	2,386	4,150
Receipts	—	—	—	—
Repayments	(64)	(1,136)	(60)	(1,80)
Other transactions	—	60	69	129

Balance sheet debt as at 12/31/2018	—	624	1,854	2,479

Of which - Non-current portion				1,278
Of which - Current portion				1,201
Stated interest rate	No	2,05%	No
Discount rate	0.4%- 1.9%	1.5%- 1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

	4th OSEO	BPI
	contract	advance	Total
Balance sheet debt at start of period 01/01/2019	624	1,854	2,479
Receipts	—	—	—
Repayments	(624)	(600)	(1,224)
Other transactions	—	44	44

Balance sheet debt as at 12/31/2019	—	1,298	1,298

Of which - Non-current portion			721
Of which - Current portion			577
Stated interest rate	2.05%	No
Discount rate	1.5%- 1.8%	3.2%
Maturity (in years)	7-9	2-7

Summary of Due Dates of the Financial Liabilities
Due dates of the financial liabilities recognized as of December 31, 2017:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	4,150	2,325	1,825	—
Lease debt	—	—	—	—
Other liabilities	24,620	15,751	8,421	448
Supplier accounts payable and related payables	16,941	16,941	—	—
Total financial, current and non-current liabilities	45,711	35,017	10,246	448

Due dates of the financial liabilities recognized as of December 31, 2018:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	2,479	1,201	1,278	—
Lease debt	—	—	—	—
Other liabilities	16,611	12,506	3,991	114
Supplier accounts payable and related payables	28,567	28,567	—	—

Total financial, current and non-current liabilities	47,656	42,273	5,269	114

Due dates of the financial liabilities recognized as of December 31, 2019:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Conditional advances	1,298	577	721	—
Lease debt	22,860	3,282	13,282	6,296
Other liabilities	22,268	22,197	71	—
Supplier accounts payable and related payables	21,368	21,368	—	—

Total financial, current and non-current liabilities	67,794	47,423	14,074	6,296